Note 14 - Long-lived Assets by Geographic Area (Details) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015		Dec. 31, 2014
UNITED STATES
Property and equipment, net		$ 100		$ 60
Europe [Member]
Property and equipment, net		99		$ 106
Asia [Member]
Property and equipment, net		32
CANADA
Property and equipment, net		8		$ 21
Property and equipment, net	$ 254	$ 239	[1]	$ 187

[1]	The condensed consolidated balance sheet as of December 31, 2015 has been derived from the audited consolidated financial statements as of that date.